MEOA (Details)	Dec. 31, 2021 USD ($) $ / shares shares
Other Investment Not Readily Marketable [Line Items]
Investment Owned, Balance, Shares | shares	1,500,000
Investment Owned, Restricted, Cost	$ 6,000,000
MEOA
Other Investment Not Readily Marketable [Line Items]
SPAC Sponsor contribution	$ 25,000
Investment Owned, Balance, Shares | shares	2,875,000
SPAC warrants | shares	5,395,000
Investment Owned, Restricted, Cost	$ 5,400,000
SPAC Warrant price | $ / shares	$ 1.00
SPAC Sponsor liability	$ 1,000,000